Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May 12, 2016
Document and Entity Information
Entity Registrant Name	Leo Motors, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Entity Central Index Key	0001356564
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		162,299,074
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	leom
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.